SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information (Tables) [Abstract]
Schedule of Segment Reporting Information, by Segment
SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2014			2013		2012
REVENUES
SDG&E		$4,329	39%	$4,066	39%		$3,694	38%
SoCalGas		3,855	35	3,736	35		3,282	34
Sempra South American Utilities		1,534	14	1,495	14		1,441	15
Sempra Mexico		818	8	675	6		605	6
Sempra Renewables		35	―	82	1		68	1
Sempra Natural Gas		979	9	908	9		931	10
Adjustments and eliminations		(3)	―	(2)	―		(2)	―
Intersegment revenues(1)		(512)	(5)	(403)	(4)		(372)	(4)
Total		$11,035	100%	$10,557	100%		$9,647	100%
INTEREST EXPENSE
SDG&E		$202		$197			$173
SoCalGas		69		69			68
Sempra South American Utilities		33		27			32
Sempra Mexico		17		17			8
Sempra Renewables		5		23			22
Sempra Natural Gas		111		116			98
All other		241		241			251
Intercompany eliminations		(124)		(131)			(159)
Total		$554		$559			$493
INTEREST INCOME
SDG&E	$	―		$1		$	―
Sempra South American Utilities		14		14			15
Sempra Mexico		4		2			2
Sempra Renewables		1		20			6
Sempra Natural Gas		115		88			55
All other		1		―			4
Intercompany eliminations		(113)		(105)			(58)
Total		$22		$20			$24
DEPRECIATION AND AMORTIZATION
SDG&E		$530	46%	$494	44%		$490	45%
SoCalGas		431	37	383	35		362	33
Sempra South American Utilities		55	5	59	5		56	5
Sempra Mexico		64	6	63	6		62	6
Sempra Renewables		5	―	21	2		16	1
Sempra Natural Gas		61	5	81	7		93	9
All other		10	1	12	1		11	1
Total		$1,156	100%	$1,113	100%		$1,090	100%
INCOME TAX EXPENSE (BENEFIT)
SDG&E		$270		$191			$190
SoCalGas		139		116			79
Sempra South American Utilities		58		67			78
Sempra Mexico		5		60			73
Sempra Renewables		(44)		(19)			(63)
Sempra Natural Gas		(20)		40			(157)
All other		(108)		(89)			(141)
Total		$300		$366			$59

SEGMENT INFORMATION (Continued)
(Dollars in millions)
	At December 31 or for the years ended December 31,
	2014		2013		2012
EARNINGS (LOSSES)
SDG&E(2)	$507	44%	$404	41%	$484	56%
SoCalGas(3)	332	29	364	37	289	34
Sempra South American Utilities	172	15	153	15	164	19
Sempra Mexico	192	16	122	12	157	18
Sempra Renewables	81	7	62	6	61	7
Sempra Natural Gas	50	4	64	6	(241)	(28)
All other	(173)	(15)	(168)	(17)	(55)	(6)
Total	$1,161	100%	$1,001	100%	$859	100%
ASSETS
SDG&E	$16,296	41%	$15,377	41%	$14,744	40%
SoCalGas	10,461	26	9,147	25	9,071	25
Sempra South American Utilities	3,379	9	3,531	10	3,310	9
Sempra Mexico	3,488	9	3,246	9	2,591	7
Sempra Renewables	1,338	3	1,219	3	2,439	7
Sempra Natural Gas	6,436	16	7,200	19	5,145	14
All other	895	2	838	2	818	2
Intersegment receivables	(2,561)	(6)	(3,314)	(9)	(1,619)	(4)
Total	$39,732	100%	$37,244	100%	$36,499	100%
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$1,100	35%	$978	38%	$1,237	42%
SoCalGas	1,104	35	762	30	639	22
Sempra South American Utilities	174	6	200	8	183	6
Sempra Mexico	325	10	371	14	45	2
Sempra Renewables	190	6	176	7	717	24
Sempra Natural Gas	212	7	83	3	131	4
All other	18	1	2	―	4	―
Total	$3,123	100%	$2,572	100%	$2,956	100%
GEOGRAPHIC INFORMATION
Long-lived assets(4):
United States	$24,183	84%	$22,654	84%	$22,698	85%
Mexico	2,821	10	2,597	9	2,219	8
South America	1,746	6	1,784	7	1,790	7
Total	$28,750	100%	$27,035	100%	$26,707	100%

Revenues(5):
United States	$8,774	79%	$8,478	80%	$7,711	80%
South America	1,534	14	1,495	14	1,441	15
Mexico	727	7	584	6	495	5
Total	$11,035	100%	$10,557	100%	$9,647	100%
(1)		Revenues for reportable segments include intersegment revenues of $10 million, $69 million, $91 million and $342 million for 2014, $10 million, $70 million, $91 million and $232 million for 2013, and $8 million, $46 million, $108 million and $210 million for 2012 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.
(2)		For 2013, amount is after preferred dividends and call premium on preferred stock. For 2012, amount is after preferred dividends.
(3)		After preferred dividends.
(4)		Includes net property, plant and equipment and investments.
(5)		Amounts are based on where the revenue originated, after intercompany eliminations.